Credit Quality of Financial Assets and the Allowance for Credit Losses - Summary of Financing Receivables Modified as Troubled Debt Restructurings (Detail) - JPY (¥) ¥ in Millions	3 Months Ended	6 Months Ended
	Sep. 30, 2022	Sep. 30, 2022
Financing Receivable, Modifications [Line Items]
Recorded investment	¥ 1,879	¥ 2,066
Consumer borrowers
Financing Receivable, Modifications [Line Items]
Recorded investment	208	395
Consumer borrowers | Consumer-Card loans
Financing Receivable, Modifications [Line Items]
Recorded investment	3	7
Consumer borrowers | Consumer - Other
Financing Receivable, Modifications [Line Items]
Recorded investment	205	388
Corporate borrowers
Financing Receivable, Modifications [Line Items]
Recorded investment	1,671	1,671
Corporate borrowers | Other than non-recourse loans | Commercial, industrial and other companies in overseas
Financing Receivable, Modifications [Line Items]
Recorded investment	¥ 1,671	¥ 1,671